CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net sales	$ 602,317		$ 534,420		$ 408,137
Cost of sales	(574,228)		(483,126)		(367,817)
Gross profit	28,089		51,294		40,320
General and administrative expenses	(27,325)	[1]	(25,232)	[1]	(28,393)	[1]
Selling expenses	(5,902)		(5,504)		(5,266)
Research and development expenses	(3,362)		(5,757)		(6,273)
Impairment loss on goodwill	(2,951)
Total operating expenses	(39,540)		(36,493)		(39,932)
Income (loss) from operations	(11,451)		14,801		388
Other (expenses) income, net	9,760		3,972		(256)
Interest income	2,728		1,484		818
Interest expense					(202)
Income before income taxes	1,037		20,257		748
Income taxes	(532)		(5,251)		(1,283)
Consolidated net (loss) income	505		15,006		(535)
Net loss attributable to noncontrolling interests					2,187
Net income attributable to Nam Tai shareholders	$ 505	[2]	$ 15,006	[2]	$ 1,652	[2]
Basic earnings per share	$ 0.01		$ 0.33		$ 0.04
Diluted earnings per share	$ 0.01		$ 0.33		$ 0.04

[1]	General and administrative expenses include employee severance benefits of $5,058, $656 and $3,032 for the years ended December 31, 2009, 2010 and 2011, respectively.
[2]	"Nam Tai" refers to Nam Tai Electronics, Inc.